ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current assets held for sale	$ 414,457	$ 62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Fresh Vegetables current liabilities held for sale	291,342	199,255
Fresh Vegetables non-current liabilities held for sale	0	116,380
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1,425	0
Current receivables, net1	15,633	13,474
Inventories, net	35,266	42,728
Prepaid expenses and other current assets	5,724	6,050
Property, plant and equipment, net	230,292	227,183
Operating lease right-of-use assets	107,390	99,139
Other noncurrent assets	18,727	17,506
Total Fresh Vegetables assets held for sale	414,457	406,080
Fresh Vegetables current assets held for sale	414,457	62,252
Fresh Vegetables non-current assets held for sale	0	343,828
Accounts payable	69,998	88,995
Accrued and other current liabilities	82,019	85,664
Operating lease liabilities	87,477	98,145
Deferred income tax liabilities	34,005	24,973
Other long-term liabilities	17,843	17,858
Disposal Group, Including Discontinued Operation, Liabilities	291,342	315,635
Fresh Vegetables current liabilities held for sale	291,342	199,255
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 116,380